Average Annual Total Returns - FidelityMichiganMunicipalIncomeFund-PRO - FidelityMichiganMunicipalIncomeFund-PRO - Fidelity Michigan Municipal Income Fund	Mar. 01, 2024
Fidelity Michigan Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.00%
Past 5 years	1.94%
Past 10 years	2.85%
Fidelity Michigan Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.00%
Past 5 years	1.87%
Past 10 years	2.78%
Fidelity Michigan Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.58%
Past 5 years	2.04%
Past 10 years	2.83%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB032
Average Annual Return:
Past 1 year	6.36%
Past 5 years	2.26%
Past 10 years	3.21%